UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  March 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2015 (Unaudited)

AC ONE China Fund

	Shares	Value
COMMON STOCKS - 99.6%
Consumer Discretionary - 11.6%
Belle International Holdings	76,000	$88,716
BYD Company, Class H	24,000	123,348
Chow Tai Fook Jewellery	40,600	43,778
Ctrip.com International - ADR *	4,700	275,514
Great Wall Motor, Class H	54,000	380,681
Haier Electronics Group	68,000	177,997
Minth Group	26,000	51,268
Samsonite International	88,400	307,606
		1,448,908
Consumer Staples - 12.1%
China Mengniu Dairy	102,000	543,318
Hengan International Group	23,000	276,847
Tingyi Holding	54,000	116,262
Tsingtao Brewery, Class H	54,000	362,095
Want Want China Holdings	201,000	213,898
		1,512,420
Energy - 6.1%
China Petroleum & Chemical, Class H	629,200	501,418
CNOOC	185,000	261,095
		762,513
Financials - 22.4%
Bank Of China, Class H	292,000	168,798
China Construction Bank, Class H	300,000	248,996
China Life Insurance, Class H	81,000	356,056
CITIC Securities, Class H	79,000	293,435
Hong Kong Exchanges & Clearing	2,800	68,634
Industrial & Commercial Bank of China, Class H	612,000	452,686
PICC Property & Casualty, Class H	167,668	331,034
Ping An Insurance Group, Class H	73,500	881,753
		2,801,392
Health Care - 5.0%
Guangzhou Baiyunshan Pharmaceutical Holdings	34,000	116,874
Sihuan Pharmaceutical Holdings Group (a)	380,000	216,158
Sinopharm Group, Class H	30,400	123,784
WuXi PharmaTech Cayman - ADR *	4,200	162,876
		619,692
Industrials - 12.1%
Air China, Class H	349,000	356,083
AviChina Industry & Technology, Class H	152,000	109,244
Beijing Capital International Airport, Class H	138,000	134,763
China Everbright International	100,000	167,720
CSR, Class H (a)	234,000	309,076
Zhuzhou CSR Times Electric, Class H	67,500	444,010
		1,520,896
Information Technology - 19.5%
AAC Technologies	13,000	80,257
Alibaba Group Holding - ADR *	4,750	395,390
Baidu - ADR *	1,715	357,406
GCL-Poly Energy Holdings *	592,000	156,732
Lenovo Group	190,000	276,870
Tencent Holdings	62,300	1,183,072
		2,449,727
Materials - 1.4%
Bloomage Biotechnology	42,500	82,695
China Lumena New Materials *(a)	284,000	1,832
Nine Dragons Paper Holdings	70,000	43,771
Yingde Gases Group Co.	67,000	49,955
		178,253
Telecommunication Services - 8.4%
China Mobile	61,500	801,492
China Telecom, Class H	386,000	246,775
		1,048,267
Utilities - 1.0%
China Resources Gas Group	42,000	130,671
Total Common Stocks
(Cost $10,023,409)		12,472,739

SHORT-TERM INVESTMENT - 0.7%
Invesco Liquid Assets Portfolio, Institutional Class, 0.09% ^
(Cost $91,523)	91,523	91,523

Total Investments - 100.3%
(Cost $10,114,932)		12,564,262
Other Assets and Liabilities, Net - (0.3)%		(36,689)
Total Net Assets - 100.0%		$12,527,573

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2015, the fair value of these investments were $527,066 or 4.2% of total net assets.  Information concerning the illquid securities is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	China Lumena New Materials	284,000	11/13 - 01/14	$ 60,819
	CSR, Class H	234,000	03/13 - 05/14	175,097
	Sihuan Pharmaceutical Holdings Group	380,000	10/14 - 02/15	248,665

^	Variable Rate Security - The rate shown is the current yield as of March 31, 2015.
	ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,191,186	$10,754,487	$527,066	$12,472,739
Short-Term Investment	91,523	–	–	91,523
Total Investments	$1,282,709	$10,754,487	$527,066	$12,564,262

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2015, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund transferred two securities from Level 2 to Level 3 during the period due to the illiquidity of the securities.  The Level 3 investments as of March 31, 2015 represented 4.2% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 6/30/2014	$7,328
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	(5,496)
Net purchases (sales)	-
Transfers in and/or out of Level 3	525,234
Balance as of 3/31/2015	$527,066
Net unrealized depreciation of Level 3 securities as of March 31, 2015	$42,485

The cost basis of investments for federal income tax purposes at March 31, 2015 was as follows:

AC ONE China Fund

Cost of investments	$10,114,932
Gross unrealized appreciation	2,992,159
Gross unrealized depreciation	(542,829)
Net unrealized appreciation	$2,449,330

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/  James R. Arnold
                                            James R. Arnold, President

Date  May 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/  James R. Arnold
                                            James R. Arnold, President

Date  May 18, 2015

By (Signature and Title)  /s/  Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date  May 18, 2015